Debt Instruments Issued and Other Financial Liabilities - Schedule of Maturities for Senior Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,010,124	$ 5,950,038
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	4,882,341	4,840,918
Senior bond [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	661,715	662,605
Senior bond [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	637,595	516,061
Senior bond [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	216,695	653,601
Senior bond [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	446,323	199,908
Senior bond [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	276,047	312,597
Senior bond [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 2,643,966	$ 2,496,146